787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund, each a series of BlackRock Variable Series Funds, Inc.

(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated April 30, 2014, as amended August 29, 2014, for BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated April 30, 2014, as amended August 29, 2014, and filed on September 3, 2014, in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan Brizek
Ryan Brizek

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

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